Earnings Per Share (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended		9 Months Ended		12 Months Ended
	Jul. 01, 2014	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average exercise price of stock options excluded from the computation of diluted earnings per share		15.24	15.00
Number of shares of Common Stock offered	41,285,000
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted earnings per share (in shares)		1,000,000	1,000,000
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted earnings per share (in shares)		1,000,000	1,000,000	1,700,000	500,000	2,000,000